Prepaid Expense and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	$ 9,565		$ 4,910
Value added taxes recoverable	2,248		2,082
Social insurance borne by employee	927		785
Deposits	825		287
Rental receivable	638		1,968
Prepaid software license fee	508		411
Receivable for sale of testing equipment	298
Prepaid testing and tooling fee	274		515
Staff advances	206		284
Other prepaid and current assets	136		98
Capital contribution receivable from noncontrolling shareholders	53	[1]	5,027	[1]
Receivable for disposal of other assets			1,193
Prepaid expenses and other current assets	$ 15,678		$ 17,560

[1]	The amount as of December 31, 2011 represent capital contribution receivable from Beijing E-town International Investment and Development Co Limited for the capitalization of Tecface Communication Equipment Beijing which was received in August 2012.